Cover	Aug. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2023
Entity File Number	000-17204
Entity Registrant Name	American Noble Gas, Inc.
Entity Central Index Key	0000822746
Entity Tax Identification Number	87-3574612
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15612 College Blvd
Entity Address, City or Town	Lenexa
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66219
City Area Code	(913)
Local Phone Number	955-0532
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false